Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31,
	2019	2018
Original amounts:

Capitalized software costs	$82,878	$78,793
Customer relationships	70,032	54,850
Backlog and non-compete agreement	2,712	2,712
Acquired technology	15,867	12,722

	171,489	149,077
Accumulated amortization:

Capitalized software costs	70,326	66,123
Customer relationships	40,550	33,578
Backlog and non-compete agreement	2,712	2,674
Acquired technology	6,773	5,223

	120,361	107,598

Intangible assets, net	$51,128	$41,479

Schedule of estimated future amortization expense of intangible assets
2020	$11,910
2021	9,849
2022	7,632
2023	6,174
2024	4,869
2025 and thereafter	10,694

$51,128